CONSOLIDATED STATEMENTS OF CONDITION (PARENTHETICAL) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Held To Maturity Securities Fair Value	$ 82,889	$ 94,199
Realizable Value Of Other Investment Securities	$ 175,291	$ 165,024
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	2,006,391	2,006,391
Preferred stock, shares outstanding	2,006,391	2,006,391
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	170,000,000	170,000,000
Common Stock Shares Issued	103,816,185	103,614,553
Common Stock Shares Outstanding	103,618,976	103,476,847
Treasury stock - at cost, shares	197,209	137,706